IMPAIRMENT LOSS	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
IMPAIRMENT LOSS

NOTE 13 — IMPAIRMENT LOSS

For the nine months ended September 30, 2023, the Company recognized impairment losses for the following assets:

Type	Impairment loss
Building	$199,601
Accessory equipment	146,334
Structures	37,975
Tools, furniture and fixtures	562,650
Operating Lease right-of-use assets	472,414
Software	71,095
Suspense payments	54,370
Design right	34,132
Patent right	21,414
Total	$1,599,985

Because the Company continues to recognize operating losses, and the future cash flows from these assets for its business in Japan are uncertain, so it has decided to write down fixed assets in Japan, the Company recognizes impairment loss for all fixed assets in Japan. The Company recognized the reduction as impairment in the line item of impairment on fixed assets. The Company reduces the book value to zero and recognizes the amount as impairment because the future cash flows from these assets were uncertain at the end of this quarter.